Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share
Net income	$ 2,515	[1]	$ 3,418		$ 3,515		$ 3,885		$ 4,086	[2]	$ 3,078		$ 3,184		$ 3,339		$ 13,333	$ 13,687	$ 6,736
Net income attributable to noncontrolling interest																	(357)	(342)	(294)
Net Income Attributable to AT&T&T	$ 2,437	[1]	$ 3,328		$ 3,408		$ 3,803		$ 4,006	[2]	$ 2,994		$ 3,082		$ 3,263		12,976	13,345	6,442
Share-based payment																	13	13	13
Numerator for diluted earnings per share																	$ 12,989	$ 13,358	$ 6,455
Weighted average number of common shares outstanding																	6,168	5,628	5,205
Share-based payment (in shares)																	21	18	16
Denominator for diluted earnings per share																	6,189	5,646	5,221
Basic Earnings Per Share Attributable to AT&T	$ 0.39	[3]	$ 0.54	[3]	$ 0.55	[3]	$ 0.62	[3]	$ 0.65	[3]	$ 0.5	[3]	$ 0.59	[3]	$ 0.63	[3]	$ 2.1	$ 2.37	$ 1.24
Diluted Earnings Per Share Attributable to AT&T	$ 0.39	[3]	$ 0.54	[3]	$ 0.55	[3]	$ 0.61	[3]	$ 0.65	[3]	$ 0.5	[3]	$ 0.59	[3]	$ 0.63	[3]	$ 2.1	$ 2.37	$ 1.24

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[3]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.